NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Warrant) (Details) (USD $)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Private Placement Three Year Warrants [Member]	Jun. 30, 2011 Private Placement Five Year Warrants [Member]	Feb. 28, 2011 Reduction of Convertible Note Warrants [Member]	Feb. 28, 2011 New Convertible Note Warrant [Member]	May 31, 2012 Largest Shareholder [Member]	Dec. 31, 2011 Warrant to Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					1,395,000						841,200	200,000	1,000,000	300,000
Granted, exercise price					$ 1.25
Pricing model used in calculation of grant-date fair value													Black-Scholes Model	Black-Scholes Model
Volatility of common stock													88.13%	88.13%
Expected term (in years)													5 years	5 years
Discount rate													2.30%	2.30%
Proceeds from exercise of warrants	$ 42,500						$ 910,000	$ 107,500	$ 65,000	$ 379,129						$ 65,000
Common stock issued upon exercise of options for cash, shares	85,000	5,000	30,000	100,000	45,000											130,000
Exercise price of stock options exercised during period	$ 0.5	$ 0.667	$ 1	$ 1.22												$ 0.5
Cost of repricing warrants to induce exercise	$ 11,919					$ 11,919	$ 70,491	$ 17,753	$ 17,753							$ 5,834
Market value of warrants	$ 1.5															$ 1.5
Exercise rescission	45,000		27,422
Exercise recission, exercise price	$ 1.25
Warrants expired															150,000